Auditor Fees - Summary of Detailed Information of Auditors Remuneration (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Auditor's remuneration [abstract]
Audit services fees	S/ 10,466	S/ 5,445	S/ 10,417
Tax services fees		387	119
Other non-audit fees	51	88	102
Total	S/ 10,517	S/ 5,920	S/ 10,638